Compass EMP Multi-Asset Growth Fund
Compass EMP Multi-Asset Growth Fund Class A: LTGAX Class C: LTGCX Class T: LTGTX
Investment Objective
The Compass EMP Multi-Asset Growth Fund’s (“Growth Fund”) objective is to achieve long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 27 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP Multi-Asset Growth Fund (USD $)	Class A	Class T	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none
Redemption Fee (as a percentage of Amount Redeemed within 60 days of purchase)	1.00%	1.00%	1.00%
Wire Transfer Fee	15	15	15

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP Multi-Asset Growth Fund		Class A	Class T	Class C
Management Fees		0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	0.50%	1.00%
Other Expenses		0.92%	0.89%	0.92%
Acquired Fund Fees and Expenses	[1]	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses		2.58%	2.80%	3.33%
Fee Waivers and Expense Reimbursement	[2]	(0.52%)	(0.49%)	(0.52%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		2.06%	2.31%	2.81%
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through October 31, 2012. This agreement may only be terminated by the Fund's Board of Trustees on 60 days written notice to the advisor.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Compass EMP Multi-Asset Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	772	1,236	1,776	3,247
Class T	576	1,096	1,691	3,298
Class C	284	925	1,644	3,549

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2010 was 115.09%.

Principal Investment Strategies

The Growth Fund seeks to achieve its investment objective by investing in a portfolio of exchange traded funds (“ETFs”), equities, fixed income securities and futures contracts.  The Fund’s advisor will select the appropriate investment vehicle based on the strategy of the particular asset class within the investment portfolio. The Fund invests primarily in fixed income, equity and alternative (including commodity, currency, hedging and real estate) securities.

The Fund uses a proprietary global asset allocation model that seeks to produce lower volatility with a similar or greater return over a full market cycle compared to traditional market indexes. The rules-based asset allocation methodology used to manage the Fund’s portfolio consists of restrictions, constraints and criteria for the purchase or sale of each individual asset class, security or strategy. Because the Fund follows a rules-based asset allocation strategy, the performance of the Fund is not intended to track or correlate the performance of any particular securities index.

The Advisor selects securities and strategies that invest across a broad range of global asset classes including, but not limited to, U.S., international and emerging markets stocks, including small, mid and large capitalization companies, U.S. and international bonds, U.S. and international real estate, commodities and currencies. Although the Advisor selects securities from a broad range of asset classes, the market capitalization of the equity securities in which the Fund may invest are not a factor considered by the Advisor in making investment decisions for the Fund.

Principal Risks of Investing in the Fund

                As with any mutual fund, there is no guarantee that a Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund.

             Management Risk. The Advisor’s asset allocation model, which attempts to evaluate the attractiveness, value and potential appreciation of various asset classes and particular ETFs, or other securities in which the Fund invests, may prove to be incorrect and there is no guarantee that the model will produce the desired results.

             Fixed Income Risk. The value of the Fund’s investments in bonds or ETFs that own bonds will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bonds and bond funds owned by the Fund.  On the other hand, if rates fall, the value of the fixed income securities generally increases. In addition, the Fund may invest in securities that are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

             Foreign Exposure Risk.   Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

             Currency Risk.  The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

             Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

             Stock Market Risk.  Overall stock market risks may affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

             Small and Mid Capitalization Stock Risk.   The earnings and prospects of smaller-sized companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

             Preferred Stock Risk.  The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock.  Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

             Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors.  Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

             Real Estate Risk.  The value of real estate investments are subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market.  These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes.

             Acquired Fund Limitations and Expenses Risks.  The cost of investing in the Fund will generally be higher than the cost of investing directly in other investment company shares.  Investors in the Fund will indirectly bear the risks, fees and expenses of the underlying investment companies in which the Fund invests in addition to the Fund’s direct risks, fees and expenses.

             Tracking Risks.   ETFs in which the Fund invests may not be able to replicate exactly the performance of the indices or sectors they track because of transaction costs incurred by the ETF in adjusting the actual balance of the securities.

             Liquidity Risks.  The Fund is subject to the risk that the Advisor may not be able to acquire or sell shares of underlying investment companies or other securities held by the Fund at a price that is acceptable to the Advisor.

             Sector Risk.  The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available by calling 888-944-4367 or on the Funds’ website at www.compassempfunds.com.

Annual Total Returns

Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 18.04% (quarter ended June 30, 2009), and the lowest return for a quarter was (10.21%) (quarter ended March 31, 2009). The Fund’s Class A year-to-date return for the period ended December 31, 2010 was 10.34%.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Compass EMP Multi-Asset Growth Fund	1 Year	Since Inception
- Comparison Index - S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	20.63%
Class A	3.99%	14.00%	[1]
Class A Return After Taxes on Distributions	2.00%	12.76%	[1]
Class A Return After Taxes on Distributions and Sale of Fund Shares	2.94%	11.37%	[1]
Class C Return After Taxes on Distributions and Sale of Fund Shares	9.60%	16.47%	[1]
[1]	Fund Inception Date 12/31/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.

Compass EMP Multi-Asset BalancedFund
Compass EMP Multi-Asset Balanced Fund Class A: CTMAX Class C: CTMCX Class T: CTMTX
Investment Objectives
The Compass EMP Multi-Asset Balanced Fund’s (“Balanced Fund”) primary objective is to achieve current income, with capital appreciation as a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 27 of the Fund's Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP Multi-Asset BalancedFund (USD $)	Class A	Class T	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none
Redemption Fee (as a percentage of Amount Redeemed within 60 days of purchase)	1.00%	1.00%	1.00%
Wire Transfer Fee	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP Multi-Asset BalancedFund		Class A	Class T	Class C
Management Fees		0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	0.50%	1.00%
Other Expenses		0.62%	0.63%	0.63%
Acquired Fund Fees and Expenses	[1]	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses		1.77%	2.03%	2.53%
Fee Waivers and Expense Reimbursement	[2]	(0.22%)	(0.23%)	(0.23%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		1.55%	1.80%	2.30%
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through October 31, 2012. This agreement may only be terminated by the Fund's Board of Trustees on 60 days written notice to the Advisor.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Compass EMP Multi-Asset BalancedFund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	724	1,059	1,439	2,504
Class T	526	920	1,363	2,589
Class C	233	743	1,303	2,830

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2010 was 96.29%.

Principal Investment Strategies

The Balanced Fund seeks to achieve its investment objectives by investing in a portfolio of exchange traded funds (“ETFs”), equities, fixed income securities and futures contracts.  The Fund advisor will select the appropriate investment vehicle based on the strategy of the particular asset class within the investment portfolio.  The Fund invests primarily in fixed income, equity and alternative (including commodity, currency, hedging and real estate) securities, with an emphasis on fixed income and equities. Under normal market conditions, the Balanced Fund invests at least 25% of its net assets in equity securities and at least 25% of its assets in fixed income securities.

The Fund uses a proprietary global asset allocation model that seeks to produce lower volatility with a similar or greater return over a full market cycle compared to traditional market indexes. The rules-based asset allocation methodology used to manage the Fund’s portfolio consists of restrictions, constraints and criteria for the purchase or sale of each individual asset class, security or strategy. Because the Fund follows a rules-based asset allocation strategy, the performance of the Fund is not intended to track or correlate the performance of any particular securities index.

The Advisor selects securities and strategies that invest across a broad range of global asset classes including, but not limited to, U.S., international and emerging markets stocks, including small, mid and large capitalization companies, U.S. and international bonds, U.S. and international real estate, commodities and currencies. Although the Advisor selects securities from a broad range of asset classes, the market capitalization of the equity securities in which the Fund may invest are not a factor considered by the Advisor in making investment decisions for the Fund. In considering fixed income securities or ETFs that invest in fixed income securities in which the Fund may invest, the average credit rating for these securities will be investment grade (which the Advisor defines as having a rating of BBB and above) and the Advisor will focus on fixed income securities or ETFs with an intermediate average maturity (defined as between 3 and 7 years), although the Fund may invest in fixed income securities or ETFs with any average credit rating or maturity.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund.

             Management Risk. The Advisor’s asset allocation model, which attempts to evaluate the attractiveness, value and potential appreciation of various asset classes and particular ETFs, or other securities in which the Fund invests, may prove to be incorrect and there is no guarantee that the model will produce the desired results.

             Fixed Income Risk. The value of the Fund’s investments in bonds or ETFs that own bonds will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bonds and bond funds owned by the Fund.  On the other hand, if rates fall, the value of the fixed income securities generally increases. In addition, the Fund may invest in securities that are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

             Foreign Exposure Risk.   Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

             Currency Risk.  The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

             Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

             Stock Market Risk.  Overall stock market risks may affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

             Small and Mid Capitalization Stock Risk.   The earnings and prospects of smaller-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

             Preferred Stock Risk.  The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock.  Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

             Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors.  Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

             Real Estate Risk.  The value of real estate investments are subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market.  These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes.

             Acquired Fund Limitations and Expenses Risks.  The cost of investing in the Fund will generally be higher than the cost of investing directly in other investment company shares.  Investors in the Fund will indirectly bear these risks, fees and expenses of the underlying investment companies in which the Fund invests in addition to the Fund’s direct risks, fees and expenses.

             Tracking Risks.   ETFs in which the Fund invests may not be able to replicate exactly the performance of the indices or sectors they track because transaction costs incurred by the ETF in adjusting the actual balance of the securities.

             Liquidity Risks.  The Fund is subject to the risk that the Advisor may not be able to acquire or sell shares of the underlying investment companies or other securities held by the Fund at a price that is acceptable to the Advisor.

             Sector Risk.  The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available by calling 888-944-4367 or on the Funds’ website at www.compassempfunds.com.

Annual Total Returns

Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 12.71% (quarter ended June 30, 2009), and the lowest return for a quarter was (3.26%) (quarter ended March 31, 2010). The Fund’s Class A year-to-date return for the period ended December 31, 2010 was 7.63%.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Compass EMP Multi-Asset BalancedFund	1 Year	Since Inception
~ Comparison Index ~ S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	20.63%
Class A	1.44%	11.90%	[1]
Class A Return After Taxes on Distributions	(0.36%)	10.58%	[1]
Class A Return After Taxes on Distributions and Sale of Fund Shares	1.05%	9.45%	[1]
Class C Return After Taxes on Distributions and Sale of Fund Shares	6.90%	14.44%	[1]
[1]	Fund Inception Date 12/31/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.

Compass EMP Alternative Strategies Fund
Compass EMP Alternative Strategies Fund Class A: CAIAX Class C: CAICX Class T: CAITX
Investment Objectives
The Compass EMP Alternative Strategies Fund’s (“Alternative Fund”) objective is long-term capital appreciation with current income as a secondary objective.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Compass EMP Funds.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 27 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP Alternative Strategies Fund (USD $)	Class A	Class T	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none
Redemption Fee (as a percentage of Amount Redeemed within 60 days of purchase)	1.00%	1.00%	1.00%
Wire Transfer Fee	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP Alternative Strategies Fund		Class A	Class T	Class C
Management Fees		0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	0.50%	1.00%
Other Expenses	[1]	12.32%	12.32%	12.32%
Acquired Fund Fees and Expenses	[1]	0.67%	0.67%	0.67%
Total Annual Fund Operating Expenses		14.04%	14.29%	14.79%
Fee Waivers and Expense Reimbursement	[2]	(11.92%)	(11.92%)	(11.92%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		2.12%	2.37%	2.87%
[1]	The Other Expenses and Acquired Fund Fees and Expenses for the Alternative Fund are estimates for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through October 31, 2012. This agreement may only be terminated by the Fund's Board of Trustees on 60 days written notice to the Advisor.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Compass EMP Alternative Strategies Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	778	2,323	4,646	8,847
Class T	582	2,205	4,600	8,894
Class C	290	2,053	4,571	9,000

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2010 was 81.01%.
Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing in a portfolio of exchange traded funds (“ETFs”), equities, fixed income securities and futures contracts.  The Fund advisor will select the appropriate investment vehicle based on the strategy of the particular asset class within the investment portfolio. The Fund invests primarily in fixed income, equity and alternative securities, with an emphasis on alternatives (including commodity, currency, hedging and real estate).

The Fund uses a proprietary global asset allocation model that seeks to produce lower volatility with a similar or greater return over a full market cycle compared to traditional market indexes. The rules-based asset allocation methodology used to manage the Fund’s portfolio consists of restrictions, constraints and criteria for the purchase or sale of each individual asset class, security or strategy. Because the Fund follows a rules-based asset allocation strategy, the performance of the Fund is not intended to track or correlate the performance of any particular securities index.

The Advisor selects securities and strategies that invest across a broad range of global asset classes including, but not limited to, U.S., international and emerging markets stocks, including small, mid and large capitalization companies, U.S. and international bonds, U.S. and international real estate, commodities and currencies. Although the Advisor selects securities from a broad range of asset classes, the market capitalization of the equity securities in which the Fund may invest are not a factor considered by the Advisor in making investment decisions for the Fund. In considering fixed income securities or ETFs that invest in fixed income securities, the average credit rating for these securities will be investment grade (which the Advisor defines as having a rating of BBB and above) and the Advisor will focus on fixed income securities or ETFs with an intermediate average maturity (defined as between 3 and 7 years), although the Fund may invest in fixed income securities or ETFs with any average credit rating or maturity.

Principal Risks of Investing in the Fund

                As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund.

             Management Risk. The Advisor’s asset allocation model, which attempts to evaluate the attractiveness, value and potential appreciation of various asset classes and particular ETFs, or other securities in which the Fund invests, may prove to be incorrect and there is no guarantee that the model will produce the desired results.

             Fixed Income Risk. The value of the Fund’s investments in bonds or ETFs that own bonds will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bonds and bond funds owned by the Fund.  On the other hand, if rates fall, the value of the fixed income securities generally increases. In addition, the Fund may invest in securities that are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

             Foreign Exposure Risk.   Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

             Currency Risk.  The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

             Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

             Stock Market Risk.  Overall stock market risks may affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

             Small and Mid Capitalization Stock Risk.   The earnings and prospects of smaller-sized companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

             Preferred Stock Risk.  The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock.  Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

             Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors.  Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

             Real Estate Risk.  The value of real estate investments are subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market.  These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes.

             Acquired Fund Limitations and Expenses Risks.  The cost of investing in the Fund will generally be higher than the cost of investing directly in other investment company shares.  Investors in the Fund will indirectly bear these risks, fees and expenses of the underlying investment companies in which the Fund invests in addition to the Fund’s direct risks, fees and expenses.

             Tracking Risks.   ETFs in which the Fund invests may not be able to replicate exactly the performance of the indices or sectors they track because of transaction costs incurred  by the ETF in adjusting the actual balance of the securities.

             Liquidity Risks.  The Fund is subject to the risk that the Advisor may not be able to acquire or sell shares of underlying investment companies or other securities held by the Fund at a price that is acceptable to the Advisor.

             Sector Risk.  The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

             Limited History of Operations. The Fund is a new mutual fund and has a short history of operations.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available by calling 888-944-4367 or on the Funds’ website at www.compassempfunds.com.

Annual Total Returns

Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 8.77% (quarter ended September 30, 2010), and the lowest return for a quarter was (6.34%) (quarter ended June 30, 2010). The Fund’s Class A year-to-date return for the period ended December 31, 2010 was 9.78%.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Compass EMP Alternative Strategies Fund	1 Year	Since Inception
Class A	3.47%	2.94%	[1]
Class A Return After Taxes on Distributions	3.09%	2.57%	[1]
Class A Return After Taxes on Distributions and Sale of Fund Shares	2.25%	1.91%	[1]
Class A - Comparison Index - S&P 500 Index [reflects no deduction for fees, expenses or taxes]	15.06%	13.87%
Class C	8.85%	8.28%	[2]
Class C - Comparison Index - S&P 500 Index ( reflects no deduction for fees, expenses or taxes )	15.06%	13.87%
[1]	Fund Inception Date 12/30/2009
[2]	Fund Inception Date 12/31/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Registrant Name	dei_EntityRegistrantName	Catalyst Funds Inc
Central Index Key	dei_EntityCentralIndexKey	0001355064
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Compass EMP Multi-Asset Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Compass EMP Multi-Asset Growth Fund Class A: LTGAX Class C: LTGCX Class T: LTGTX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Compass EMP Multi-Asset Growth Fund’s (“Growth Fund”) objective is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 27 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2010 was 115.09%.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Growth Fund seeks to achieve its investment objective by investing in a portfolio of exchange traded funds (“ETFs”), equities, fixed income securities and futures contracts.  The Fund’s advisor will select the appropriate investment vehicle based on the strategy of the particular asset class within the investment portfolio. The Fund invests primarily in fixed income, equity and alternative (including commodity, currency, hedging and real estate) securities.

The Fund uses a proprietary global asset allocation model that seeks to produce lower volatility with a similar or greater return over a full market cycle compared to traditional market indexes. The rules-based asset allocation methodology used to manage the Fund’s portfolio consists of restrictions, constraints and criteria for the purchase or sale of each individual asset class, security or strategy. Because the Fund follows a rules-based asset allocation strategy, the performance of the Fund is not intended to track or correlate the performance of any particular securities index.

The Advisor selects securities and strategies that invest across a broad range of global asset classes including, but not limited to, U.S., international and emerging markets stocks, including small, mid and large capitalization companies, U.S. and international bonds, U.S. and international real estate, commodities and currencies. Although the Advisor selects securities from a broad range of asset classes, the market capitalization of the equity securities in which the Fund may invest are not a factor considered by the Advisor in making investment decisions for the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

                As with any mutual fund, there is no guarantee that a Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund.

             Management Risk. The Advisor’s asset allocation model, which attempts to evaluate the attractiveness, value and potential appreciation of various asset classes and particular ETFs, or other securities in which the Fund invests, may prove to be incorrect and there is no guarantee that the model will produce the desired results.

             Fixed Income Risk. The value of the Fund’s investments in bonds or ETFs that own bonds will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bonds and bond funds owned by the Fund.  On the other hand, if rates fall, the value of the fixed income securities generally increases. In addition, the Fund may invest in securities that are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

             Foreign Exposure Risk.   Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

             Currency Risk.  The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

             Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

             Stock Market Risk.  Overall stock market risks may affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

             Small and Mid Capitalization Stock Risk.   The earnings and prospects of smaller-sized companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

             Preferred Stock Risk.  The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock.  Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

             Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors.  Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

             Real Estate Risk.  The value of real estate investments are subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market.  These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes.

             Acquired Fund Limitations and Expenses Risks.  The cost of investing in the Fund will generally be higher than the cost of investing directly in other investment company shares.  Investors in the Fund will indirectly bear the risks, fees and expenses of the underlying investment companies in which the Fund invests in addition to the Fund’s direct risks, fees and expenses.

             Tracking Risks.   ETFs in which the Fund invests may not be able to replicate exactly the performance of the indices or sectors they track because of transaction costs incurred by the ETF in adjusting the actual balance of the securities.

             Liquidity Risks.  The Fund is subject to the risk that the Advisor may not be able to acquire or sell shares of underlying investment companies or other securities held by the Fund at a price that is acceptable to the Advisor.

             Sector Risk.  The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available by calling 888-944-4367 or on the Funds’ website at www.compassempfunds.com.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Annual Return 2009	rr_AnnualReturn2009	24.96%
Annual Return 2010	rr_AnnualReturn2010	10.34%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 18.04% (quarter ended June 30, 2009), and the lowest return for a quarter was (10.21%) (quarter ended March 31, 2009). The Fund’s Class A year-to-date return for the period ended December 31, 2010 was 10.34%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.

Compass EMP Multi-Asset Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee (as a percentage of Amount Redeemed within 60 days of purchase) {neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.92%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	2.06%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	772
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,236
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,776
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,247
1 Year	rr_AverageAnnualReturnYear01	3.99%
Since Inception	rr_AverageAnnualReturnSinceInception	14.00%	[2]
Compass EMP Multi-Asset Growth Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.00%
Since Inception	rr_AverageAnnualReturnSinceInception	12.76%	[2]
Compass EMP Multi-Asset Growth Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.94%
Since Inception	rr_AverageAnnualReturnSinceInception	11.37%	[2]
Compass EMP Multi-Asset Growth Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Redemption Fee (as a percentage of Amount Redeemed within 60 days of purchase) {neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.89%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.80%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	2.31%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	576
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,096
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,691
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,298
Compass EMP Multi-Asset Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed within 60 days of purchase) {neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.92%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.33%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	2.81%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	284
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	925
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,644
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,549
Compass EMP Multi-Asset Growth Fund | Class C | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.60%
Since Inception	rr_AverageAnnualReturnSinceInception	16.47%	[2]
Compass EMP Multi-Asset Growth Fund | - Comparison Index - S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	20.63%
Compass EMP Multi-Asset BalancedFund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Compass EMP Multi-Asset Balanced Fund Class A: CTMAX Class C: CTMCX Class T: CTMTX
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Compass EMP Multi-Asset Balanced Fund’s (“Balanced Fund”) primary objective is to achieve current income, with capital appreciation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 27 of the Fund's Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2010 was 96.29%.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Balanced Fund seeks to achieve its investment objectives by investing in a portfolio of exchange traded funds (“ETFs”), equities, fixed income securities and futures contracts.  The Fund advisor will select the appropriate investment vehicle based on the strategy of the particular asset class within the investment portfolio.  The Fund invests primarily in fixed income, equity and alternative (including commodity, currency, hedging and real estate) securities, with an emphasis on fixed income and equities. Under normal market conditions, the Balanced Fund invests at least 25% of its net assets in equity securities and at least 25% of its assets in fixed income securities.

The Fund uses a proprietary global asset allocation model that seeks to produce lower volatility with a similar or greater return over a full market cycle compared to traditional market indexes. The rules-based asset allocation methodology used to manage the Fund’s portfolio consists of restrictions, constraints and criteria for the purchase or sale of each individual asset class, security or strategy. Because the Fund follows a rules-based asset allocation strategy, the performance of the Fund is not intended to track or correlate the performance of any particular securities index.

The Advisor selects securities and strategies that invest across a broad range of global asset classes including, but not limited to, U.S., international and emerging markets stocks, including small, mid and large capitalization companies, U.S. and international bonds, U.S. and international real estate, commodities and currencies. Although the Advisor selects securities from a broad range of asset classes, the market capitalization of the equity securities in which the Fund may invest are not a factor considered by the Advisor in making investment decisions for the Fund. In considering fixed income securities or ETFs that invest in fixed income securities in which the Fund may invest, the average credit rating for these securities will be investment grade (which the Advisor defines as having a rating of BBB and above) and the Advisor will focus on fixed income securities or ETFs with an intermediate average maturity (defined as between 3 and 7 years), although the Fund may invest in fixed income securities or ETFs with any average credit rating or maturity.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund.

             Management Risk. The Advisor’s asset allocation model, which attempts to evaluate the attractiveness, value and potential appreciation of various asset classes and particular ETFs, or other securities in which the Fund invests, may prove to be incorrect and there is no guarantee that the model will produce the desired results.

             Fixed Income Risk. The value of the Fund’s investments in bonds or ETFs that own bonds will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bonds and bond funds owned by the Fund.  On the other hand, if rates fall, the value of the fixed income securities generally increases. In addition, the Fund may invest in securities that are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

             Foreign Exposure Risk.   Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

             Currency Risk.  The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

             Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

             Stock Market Risk.  Overall stock market risks may affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

             Small and Mid Capitalization Stock Risk.   The earnings and prospects of smaller-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

             Preferred Stock Risk.  The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock.  Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

             Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors.  Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

             Real Estate Risk.  The value of real estate investments are subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market.  These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes.

             Acquired Fund Limitations and Expenses Risks.  The cost of investing in the Fund will generally be higher than the cost of investing directly in other investment company shares.  Investors in the Fund will indirectly bear these risks, fees and expenses of the underlying investment companies in which the Fund invests in addition to the Fund’s direct risks, fees and expenses.

             Tracking Risks.   ETFs in which the Fund invests may not be able to replicate exactly the performance of the indices or sectors they track because transaction costs incurred by the ETF in adjusting the actual balance of the securities.

             Liquidity Risks.  The Fund is subject to the risk that the Advisor may not be able to acquire or sell shares of the underlying investment companies or other securities held by the Fund at a price that is acceptable to the Advisor.

             Sector Risk.  The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available by calling 888-944-4367 or on the Funds’ website at www.compassempfunds.com.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Annual Return 2009	rr_AnnualReturn2009	23.43%
Annual Return 2010	rr_AnnualReturn2010	7.63%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 12.71% (quarter ended June 30, 2009), and the lowest return for a quarter was (3.26%) (quarter ended March 31, 2010). The Fund’s Class A year-to-date return for the period ended December 31, 2010 was 7.63%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.

Compass EMP Multi-Asset BalancedFund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee (as a percentage of Amount Redeemed within 60 days of purchase) {neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[4]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	724
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,059
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,439
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,504
1 Year	rr_AverageAnnualReturnYear01	1.44%
Since Inception	rr_AverageAnnualReturnSinceInception	11.90%	[2]
Compass EMP Multi-Asset BalancedFund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.58%	[2]
Compass EMP Multi-Asset BalancedFund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.05%
Since Inception	rr_AverageAnnualReturnSinceInception	9.45%	[2]
Compass EMP Multi-Asset BalancedFund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Redemption Fee (as a percentage of Amount Redeemed within 60 days of purchase) {neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[4]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.80%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	526
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	920
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,363
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,589
Compass EMP Multi-Asset BalancedFund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed within 60 days of purchase) {neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[4]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	2.30%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	743
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,303
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,830
Compass EMP Multi-Asset BalancedFund | Class C | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.90%
Since Inception	rr_AverageAnnualReturnSinceInception	14.44%	[2]
Compass EMP Multi-Asset BalancedFund | ~ Comparison Index ~ S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	20.63%
Compass EMP Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Compass EMP Alternative Strategies Fund Class A: CAIAX Class C: CAICX Class T: CAITX
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Compass EMP Alternative Strategies Fund’s (“Alternative Fund”) objective is long-term capital appreciation with current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Compass EMP Funds.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 27 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2010 was 81.01%.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives by investing in a portfolio of exchange traded funds (“ETFs”), equities, fixed income securities and futures contracts.  The Fund advisor will select the appropriate investment vehicle based on the strategy of the particular asset class within the investment portfolio. The Fund invests primarily in fixed income, equity and alternative securities, with an emphasis on alternatives (including commodity, currency, hedging and real estate).

The Fund uses a proprietary global asset allocation model that seeks to produce lower volatility with a similar or greater return over a full market cycle compared to traditional market indexes. The rules-based asset allocation methodology used to manage the Fund’s portfolio consists of restrictions, constraints and criteria for the purchase or sale of each individual asset class, security or strategy. Because the Fund follows a rules-based asset allocation strategy, the performance of the Fund is not intended to track or correlate the performance of any particular securities index.

The Advisor selects securities and strategies that invest across a broad range of global asset classes including, but not limited to, U.S., international and emerging markets stocks, including small, mid and large capitalization companies, U.S. and international bonds, U.S. and international real estate, commodities and currencies. Although the Advisor selects securities from a broad range of asset classes, the market capitalization of the equity securities in which the Fund may invest are not a factor considered by the Advisor in making investment decisions for the Fund. In considering fixed income securities or ETFs that invest in fixed income securities, the average credit rating for these securities will be investment grade (which the Advisor defines as having a rating of BBB and above) and the Advisor will focus on fixed income securities or ETFs with an intermediate average maturity (defined as between 3 and 7 years), although the Fund may invest in fixed income securities or ETFs with any average credit rating or maturity.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

                As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund.

             Management Risk. The Advisor’s asset allocation model, which attempts to evaluate the attractiveness, value and potential appreciation of various asset classes and particular ETFs, or other securities in which the Fund invests, may prove to be incorrect and there is no guarantee that the model will produce the desired results.

             Fixed Income Risk. The value of the Fund’s investments in bonds or ETFs that own bonds will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bonds and bond funds owned by the Fund.  On the other hand, if rates fall, the value of the fixed income securities generally increases. In addition, the Fund may invest in securities that are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

             Foreign Exposure Risk.   Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

             Currency Risk.  The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

             Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

             Stock Market Risk.  Overall stock market risks may affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

             Small and Mid Capitalization Stock Risk.   The earnings and prospects of smaller-sized companies are more volatile than larger companies.  Smaller-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

             Preferred Stock Risk.  The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock.  Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

             Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors.  Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

             Real Estate Risk.  The value of real estate investments are subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market.  These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes.

             Acquired Fund Limitations and Expenses Risks.  The cost of investing in the Fund will generally be higher than the cost of investing directly in other investment company shares.  Investors in the Fund will indirectly bear these risks, fees and expenses of the underlying investment companies in which the Fund invests in addition to the Fund’s direct risks, fees and expenses.

             Tracking Risks.   ETFs in which the Fund invests may not be able to replicate exactly the performance of the indices or sectors they track because of transaction costs incurred  by the ETF in adjusting the actual balance of the securities.

             Liquidity Risks.  The Fund is subject to the risk that the Advisor may not be able to acquire or sell shares of underlying investment companies or other securities held by the Fund at a price that is acceptable to the Advisor.

             Sector Risk.  The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

             Limited History of Operations. The Fund is a new mutual fund and has a short history of operations.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available by calling 888-944-4367 or on the Funds’ website at www.compassempfunds.com.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Annual Return 2010	rr_AnnualReturn2010	9.78%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges.  If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 8.77% (quarter ended September 30, 2010), and the lowest return for a quarter was (6.34%) (quarter ended June 30, 2010). The Fund’s Class A year-to-date return for the period ended December 31, 2010 was 9.78%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.

Compass EMP Alternative Strategies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee (as a percentage of Amount Redeemed within 60 days of purchase) {neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	12.32%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.04%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(11.92%)	[4]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	2.12%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	778
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,323
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,646
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	8,847
1 Year	rr_AverageAnnualReturnYear01	3.47%
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%	[1]
Compass EMP Alternative Strategies Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.09%
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%	[1]
Compass EMP Alternative Strategies Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.25%
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%	[1]
Compass EMP Alternative Strategies Fund | Class A | - Comparison Index - S&P 500 Index [reflects no deduction for fees, expenses or taxes]
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	13.87%
Compass EMP Alternative Strategies Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Redemption Fee (as a percentage of Amount Redeemed within 60 days of purchase) {neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	12.32%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.29%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(11.92%)	[4]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	2.37%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	582
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,205
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,600
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	8,894
Compass EMP Alternative Strategies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed within 60 days of purchase) {neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	12.32%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.79%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(11.92%)	[4]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	2.87%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	290
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,053
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,571
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	9,000
1 Year	rr_AverageAnnualReturnYear01	8.85%
Since Inception	rr_AverageAnnualReturnSinceInception	8.28%	[2]
Compass EMP Alternative Strategies Fund | Class C | - Comparison Index - S&P 500 Index ( reflects no deduction for fees, expenses or taxes )
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	13.87%
[1]	Fund Inception Date 12/30/2009
[2]	Fund Inception Date 12/31/2008
[3]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through October 31, 2012. This agreement may only be terminated by the Fund's Board of Trustees on 60 days written notice to the advisor.
[4]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund through October 31, 2012. This agreement may only be terminated by the Fund's Board of Trustees on 60 days written notice to the Advisor.
[5]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[6]	The Other Expenses and Acquired Fund Fees and Expenses for the Alternative Fund are estimates for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.